OTHER NON-CURRENT LIABILITY - Disposal of Beijing Shuo Ge (Details) - Dec. 31, 2021 - Beijing Shuo Ge	CNY (¥)	USD ($)
Other Liabilities, Noncurrent [Line Items]
Consideration to be returned	¥ 73,200,000	$ 10,515,000
Interest on consideration to be returned	¥ 13,018,000	$ 1,870,000